Significant Accounting Policies - Summary of Net Loss Attribute to Common Stockholders (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income		$ 691	$ 8,302	$ 7,783
Successor [Member]
Net income	$ 691
Dividends on Series A Convertible Preferred Stock	(210)
Deemed dividend on Series A Convertible Preferred Stock	(3,392)
Net loss attributable to common stockholders	$ (2,911)